Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Compensation And Retirement Disclosure [Abstract]
Contribution expenses	$ 0.3	$ 0.2	$ 0.9	$ 0.4
Maximum annual contribution employer matches per employee, percent			6.00%